Financial liabilities at amortized cost - Summary of Other Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities At Amortised Cost [Abstract]
Obligations for financing of purchases	$ 1,296,011,084	$ 1,193,709,742
Collections and other transactions on behalf of third parties	106,935,739	136,410,663
Lease liabilities (See Notes 2.3.8 and 37)	51,497,736	42,619,962
Payment orders pending credit	42,693,755	38,747,939
Funds collected under ARCA’s instructions	42,670,044	25,161,575
Creditors for spot transactions pending settlement	9,729,962	11,763,147
Accrued commissions payable	188,525	224,727
Cash and cash equivalents for spot purchases or sales pending settlement	0	39,940,452
Other	225,953,051	83,867,216
TOTAL	$ 1,775,679,896	$ 1,572,445,423